Investment Portfolio	as of January 31, 2021 (Unaudited)
DWS ESG Global Bond Fund
		Principal Amount ($) (a)	Value ($)

Bonds 97.3%
Australia 2.4%
Government of Australia, REG S, 2.25%, 5/21/2028	AUD	1,275,000	1,077,500
Macquarie Group Ltd., 144A, 1.34%, 1/12/2027		110,000	110,598
Optus Finance Pty Ltd., REG S, 1.0%, 6/20/2029	EUR	325,000	415,597
(Cost $1,398,287)			1,603,695
Bermuda 0.3%
Bermuda Government International Bond, 144A, 2.375%, 8/20/2030 (Cost $208,760)		209,000	216,315
Brazil 0.3%
Brazilian Government International Bond, 3.875%, 6/12/2030 (Cost $206,842)		200,000	205,750
Canada 7.2%
Bank of Montreal, 2.9%, 3/26/2022		460,000	474,013
Canadian Government Bond:
0.5%, 9/1/2025	CAD	2,500,000	1,961,153
1.25%, 6/1/2030	CAD	500,000	406,530
Canadian Imperial Bank of Commerce, 0.95%, 10/23/2025		70,000	70,377
Ford Credit Canada Co., 4.46%, 11/13/2024	CAD	300,000	240,364
Master Credit Card Trust II, "A", Series 2020-1A, 144A, 1.99%, 9/21/2024		750,000	776,905
Open Text Corp., 144A, 3.875%, 2/15/2028		250,000	255,625
Royal Bank of Canada, 2.8%, 4/29/2022		600,000	619,086
(Cost $4,652,395)			4,804,053
Chile 0.9%
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025		200,000	211,452
Chile Government International Bond, 2.55%, 1/27/2032		350,000	369,611
(Cost $553,552)			581,063
China 0.1%
Seagate HDD Cayman:
144A, 3.125%, 7/15/2029		50,000	48,440
144A, 3.375%, 7/15/2031		35,000	34,125
(Cost $85,000)			82,565
Colombia 0.4%
Colombia Government International Bond, 3.125%, 4/15/2031 (Cost $243,532)		243,000	251,021
France 4.2%
BPCE SA:
144A, 2.277%, 1/20/2032		250,000	250,887
144A, 4.625%, 9/12/2028		500,000	595,884
Dassault Systemes SE, REG S, 0.375%, 9/16/2029	EUR	300,000	370,749
Government of France, REG S, 144A, 1.5%, 5/25/2050	EUR	850,000	1,343,009
Societe Generale SA, 144A, 2.625%, 1/22/2025		200,000	210,903
(Cost $2,451,552)			2,771,432

Germany 5.1%
Bundesrepublik Deutschland Bundesanleihe:
REG S, 0.25%, 2/15/2029	EUR	550,000	716,310
REG S, 1.25%, 8/15/2048	EUR	760,000	1,271,535
Kreditanstalt Fuer Wiederaufbau, 0.625%, 1/22/2026		1,000,000	1,003,197
Merck Financial Services GmbH, REG S, 0.875%, 7/5/2031	EUR	300,000	389,004
(Cost $3,189,771)			3,380,046
Hungary 0.3%
Republic of Hungary, 6.375%, 3/29/2021 (Cost $207,407)		184,000	185,748
India 0.3%
REC Ltd., 144A, 4.75%, 5/19/2023 (Cost $199,392)		200,000	212,664
Indonesia 0.4%
Perusahaan Penerbit SBSN Indonesia III, 144A, 3.4%, 3/29/2022 (Cost $285,000)		285,000	293,513
Italy 3.8%
Italy Buoni Poliennali Del Tesoro:
REG S, 0.5%, 2/1/2026	EUR	250,000	309,854
REG S, 0.9%, 4/1/2031	EUR	400,000	497,653
REG S, 144A, 1.85%, 7/1/2025	EUR	350,000	459,601
Republic of Italy:
1.25%, 2/17/2026		350,000	348,047
2.375%, 10/17/2024		435,000	457,487
2.875%, 10/17/2029		435,000	453,684
(Cost $2,444,808)			2,526,326
Japan 4.3%
Japan Government Ten Year Bond, 0.1%, 6/20/2030	JPY	35,000,000	336,507
Japan Government Thirty Year Bond, 0.4%, 6/20/2049	JPY	122,000,000	1,090,982
Japan Government Twenty Year Bond, 0.4%, 6/20/2040	JPY	100,000,000	945,811
Sumitomo Mitsui Financial Group, Inc., 0.948%, 1/12/2026		295,000	293,765
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/2030		200,000	201,634
(Cost $2,973,876)			2,868,699
Korea 0.3%
SK Hynix, Inc., 144A, 1.5%, 1/19/2026 (Cost $207,711)		208,000	209,580
Luxembourg 0.6%
DH Europe Finance II Sarl:
0.75%, 9/18/2031	EUR	180,000	222,912
2.6%, 11/15/2029		80,000	85,700
3.4%, 11/15/2049		90,000	100,256
(Cost $373,443)			408,868
Mexico 0.3%
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025 (Cost $199,175)		201,000	202,166
Netherlands 1.2%
ING Groep NV, 3-month USD-LIBOR + 1.0%, 1.238% (b), 10/2/2023		400,000	407,380
NXP BV, 144A, 2.7%, 5/1/2025		15,000	16,050
Telefonica Europe BV, REG S, 3.875%, Perpetual (c)	EUR	300,000	392,280
(Cost $766,088)			815,710

New Zealand 0.5%
Bank of New Zealand, 144A, 3.5%, 2/20/2024 (Cost $299,100)		300,000	326,767
Norway 0.4%
Norsk Hydro ASA, REG S, 2.0%, 4/11/2029 (Cost $236,576)	EUR	200,000	260,300
Portugal 0.8%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $474,078)		460,000	533,330
Spain 2.8%
Banco Santander SA, 2.706%, 6/27/2024		200,000	213,237
Government of Spain, REG S, 144A, 0.6%, 10/31/2029	EUR	1,000,000	1,277,790
Spain Government Bond, REG S, 144A, 1.25%, 10/31/2030	EUR	250,000	337,097
(Cost $1,670,538)			1,828,124
Sweden 2.0%
Fastighets AB Balder, REG S, 1.875%, 1/23/2026	EUR	500,000	642,530
Svenska Handelsbanken AB, Series FR56, 3-month USD-LIBOR + 0.47%, 0.675% (b), 5/24/2021		650,000	650,936
(Cost $1,235,685)			1,293,466
Switzerland 0.6%
UBS Group AG, 144A, 3.491%, 5/23/2023 (Cost $402,800)		400,000	415,609
United Arab Emirates 0.8%
DP World PLC, 144A, 2.375%, 9/25/2026 (Cost $462,508)	EUR	400,000	511,419
United Kingdom 7.8%
AstraZeneca PLC, 1.375%, 8/6/2030		55,000	53,025
Bank of England Euro Note, 144A, 0.5%, 4/28/2023		620,000	623,775
Barclays PLC, 2.852%, 5/7/2026		200,000	212,825
HSBC Holdings PLC, 4.6%, Perpetual (c)		300,000	304,125
Standard Chartered PLC, 144A, 4.247%, 1/20/2023		300,000	310,446
United Kingdom Gilt:
REG S, 0.375%, 10/22/2030	GBP	500,000	687,263
REG S, 0.875%, 10/22/2029	GBP	1,870,000	2,696,280
Vodafone Group PLC, 3-month USD-LIBOR + 0.99%, 1.213% (b), 1/16/2024		280,000	284,505
(Cost $4,879,938)			5,172,244
United States 49.2%
7-Eleven, Inc.:
144A, 0.95%, 2/10/2026 (d)		34,000	33,993
144A, 1.3%, 2/10/2028 (d)		43,000	42,783
144A, 1.8%, 2/10/2031 (d)		164,000	162,390
144A, 2.8%, 2/10/2051 (d)		28,000	27,575
AbbVie, Inc.:
3.2%, 11/21/2029		70,000	77,412
4.25%, 11/21/2049		50,000	60,283
4.45%, 5/14/2046		120,000	146,765
Agilent Technologies, Inc., 2.1%, 6/4/2030		60,000	61,627
American Express Credit Account Master Trust, "A", Series 2019-3, 2.0%, 4/15/2025		700,000	720,457
American Tower Corp.:
(REIT), 2.1%, 6/15/2030		120,000	120,641
(REIT), 2.95%, 1/15/2051		45,000	43,373
Amgen, Inc., 3.375%, 2/21/2050		60,000	64,384

Anthem, Inc.:
2.25%, 5/15/2030		100,000	103,080
2.875%, 9/15/2029		50,000	54,612
Apple, Inc., 3.75%, 9/12/2047		145,000	173,125
AT&T, Inc.:
1.65%, 2/1/2028		50,000	50,268
2.25%, 2/1/2032		95,000	93,697
144A, 2.55%, 12/1/2033		111,000	110,680
2.75%, 6/1/2031		135,000	140,898
3.65%, 6/1/2051		100,000	99,648
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 1.556% (b), 6/15/2035		500,000	496,858
BAMLL Commercial Mortgage Securities Trust, "C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.476% (b), 9/15/2034		333,000	330,491
Bank of America Corp.:
1.922%, 10/24/2031		205,000	203,152
2.592%, 4/29/2031		125,000	130,869
2.676%, 6/19/2041		60,000	59,797
4.3%, Perpetual (c)		224,000	231,027
Barclays Dryrock Issuance Trust, "A", Series 2019-1, 1.96%, 5/15/2025		430,000	440,853
Broadcom, Inc.:
144A, 1.95%, 2/15/2028		70,000	70,252
144A, 2.6%, 2/15/2033		160,000	158,189
4.11%, 9/15/2028		159,000	179,414
5.0%, 4/15/2030		85,000	101,216
BX Commercial Mortgage Trust, "C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.1%, 1.226% (b), 11/15/2035		165,789	165,997
Cigna Corp.:
2.4%, 3/15/2030		30,000	31,276
3.2%, 3/15/2040		15,000	16,047
4.375%, 10/15/2028		170,000	202,015
Citigroup, Inc.:
2.572%, 6/3/2031		105,000	109,205
4.0%, Perpetual (c)		650,000	658,937
4.412%, 3/31/2031		170,000	201,953
Comcast Corp.:
1.95%, 1/15/2031		60,000	60,501
2.8%, 1/15/2051		60,000	59,381
CSX Corp., 4.5%, 3/15/2049		29,000	37,236
Cummins, Inc., 2.6%, 9/1/2050		50,000	48,992
CVS Health Corp.:
1.75%, 8/21/2030		160,000	157,481
2.7%, 8/21/2040		35,000	34,123
4.25%, 4/1/2050		20,000	24,000
5.05%, 3/25/2048		65,000	84,793
Dell International LLC:
144A, 4.9%, 10/1/2026		261,000	304,563
144A, 8.35%, 7/15/2046		80,000	118,750
Discovery Communications LLC, 144A, 4.0%, 9/15/2055		50,000	53,692
DuPont de Nemours, Inc., 2.169%, 5/1/2023		180,000	181,127
Eli Lilly & Co.:
0.625%, 11/1/2031	EUR	100,000	126,939
1.7%, 11/1/2049	EUR	150,000	211,050
Equinix, Inc.:
(REIT), 2.15%, 7/15/2030		34,000	33,906
(REIT), 2.625%, 11/18/2024		103,000	109,652
(REIT), 3.2%, 11/18/2029		92,000	99,425
ERP Operating LP, (REIT), 4.15%, 12/1/2028		230,000	270,417

Fannie Mae Connecticut Avenue Securities, "1M2", Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.48% (b), 1/25/2031	392,635	394,789
Federal National Mortgage Association:
"A1", Series 2021-M1S, 0.833%, 5/25/2030	300,000	298,584
"4", Series 406, Interest Only, 4.0%, 9/25/2040	103,176	15,686
FedEx Corp., 4.05%, 2/15/2048	145,000	164,316
Ford Motor Credit Co. LLC:
3.37%, 11/17/2023	450,000	459,427
3.375%, 11/13/2025	200,000	204,190
Freddie Mac Structured Agency Credit Risk Debt Notes, "M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.5%, 2.63% (b), 3/25/2030	500,000	508,924
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031	150,000	151,087
General Mills, Inc., 2.875%, 4/15/2030	75,000	81,428
Gilead Sciences, Inc.:
1.65%, 10/1/2030	50,000	49,423
2.8%, 10/1/2050	60,000	57,816
Government National Mortgage Association:
3.0%, 11/20/2044	1,173,420	1,254,756
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	81,482	4,980
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039	103,498	20,587
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039	126,525	24,663
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039	79,130	13,836
7.0%, with various maturities from 1/15/2029 until 2/15/2029	10,065	10,784
HCA, Inc., 5.625%, 9/1/2028	150,000	175,676
Hewlett Packard Enterprise Co., 4.45%, 10/2/2023	100,000	109,715
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032 (d)	325,000	321,860
144A, 4.0%, 5/1/2031	165,000	169,525
Home Depot, Inc.:
3.125%, 12/15/2049	50,000	53,935
3.35%, 4/15/2050	25,000	27,982
4.5%, 12/6/2048	50,000	66,342
Intel Corp., 3.25%, 11/15/2049	85,000	91,430
International Business Machines Corp., 3.5%, 5/15/2029	250,000	284,128
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.25%, 1.376% (b), 1/15/2033	230,000	224,767
Iron Mountain, Inc.:
144A, (REIT), 5.0%, 7/15/2028	55,000	57,802
144A, (REIT), 5.25%, 7/15/2030	115,000	122,188
JPMorgan Chase & Co.:
2.739%, 10/15/2030	100,000	106,931
2.956%, 5/13/2031	60,000	64,119
3.782%, 2/1/2028	150,000	171,565
JPMorgan Chase Commercial Mortgage Securities Trust, "A", Series 2021-2NU, 144A, 1.974%, 1/5/2040	220,000	228,033
Keurig Dr Pepper, Inc.:
3.2%, 5/1/2030	25,000	27,705
3.8%, 5/1/2050	30,000	34,281
KLA Corp., 3.3%, 3/1/2050	31,000	33,970
Lam Research Corp.:
2.875%, 6/15/2050	24,000	24,991
4.0%, 3/15/2029	56,000	66,368
Lowe's Companies, Inc., 3.0%, 10/15/2050	55,000	55,862
Merck & Co., Inc., 2.45%, 6/24/2050	155,000	149,326
Microchip Technology, Inc., 144A, 2.67%, 9/1/2023	60,000	62,786
Microsoft Corp., 3.7%, 8/8/2046	64,000	78,478
Morgan Stanley:
1.794%, 2/13/2032	60,000	59,074
1.928%, 4/28/2032	40,000	39,845

3.622%, 4/1/2031	45,000	51,176
4.431%, 1/23/2030	140,000	167,240
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048	150,000	189,770
Newmont Corp., 2.25%, 10/1/2030	45,000	46,186
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	150,000	160,564
NortonLifeLock, Inc., 3.95%, 6/15/2022	275,000	279,813
Nucor Corp., 2.7%, 6/1/2030	15,000	16,146
NVIDIA Corp.:
3.5%, 4/1/2040	14,000	16,054
3.5%, 4/1/2050	22,000	25,196
Oracle Corp.:
3.6%, 4/1/2050	25,000	27,711
4.0%, 11/15/2047	45,000	52,971
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	80,000	79,400
PayPal Holdings, Inc.:
2.65%, 10/1/2026	152,000	165,562
2.85%, 10/1/2029	150,000	163,317
PepsiCo, Inc.:
3.375%, 7/29/2049	55,000	62,787
3.5%, 3/19/2040	30,000	34,879
PNC Financial Services Group, Inc., 3.5%, 1/23/2024	330,000	358,928
Prudential Financial, Inc., 4.35%, 2/25/2050	50,000	62,444
RELX Capital, Inc., 3.0%, 5/22/2030	15,000	16,348
Republic Services, Inc., 1.75%, 2/15/2032	50,000	49,129
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026	205,000	222,320
Starbucks Corp., 4.5%, 11/15/2048	100,000	126,444
Stryker Corp., 2.9%, 6/15/2050	70,000	71,507
The Charles Schwab Corp., Series H, 4.0%, Perpetual (c)	180,000	185,400
The Goldman Sachs Group, Inc.:
1.992%, 1/27/2032	45,000	45,049
3.625%, 2/20/2024	160,000	173,889
Series S, 4.4%, Perpetual (c)	58,000	59,523
T-Mobile U.S.A., Inc., 144A, 4.375%, 4/15/2040	60,000	70,262
Tractor Supply Co., 1.75%, 11/1/2030	20,000	19,759
U.S. Treasury Bill, 0.125% (e), 8/12/2021 (f)	1,355,000	1,354,494
U.S. Treasury Bond, 1.25%, 5/15/2050	660,100	568,717
U.S. Treasury Notes:
0.25%, 11/15/2023	2,000,000	2,004,531
0.25%, 9/30/2025	3,500,000	3,475,664
0.375%, 11/30/2025	200,000	199,563
0.375%, 12/31/2025	1,000,000	997,187
0.5%, 8/31/2027	1,715,000	1,691,486
0.625%, 11/30/2027	200,000	198,250
0.625%, 5/15/2030	139,000	133,766
0.625%, 8/15/2030	3,120,000	2,993,250
UnitedHealth Group, Inc.:
2.875%, 8/15/2029	54,000	59,759
2.9%, 5/15/2050	50,000	51,871
4.45%, 12/15/2048	120,000	156,569
Verizon Communications, Inc.:
2.65%, 11/20/2040	55,000	53,438
3.0%, 11/20/2060	70,000	67,006
3.15%, 3/22/2030	200,000	219,527
Walt Disney Co.:
2.65%, 1/13/2031	60,000	64,584
3.6%, 1/13/2051	60,000	68,179
WEA Finance LLC, 144A, (REIT), 3.75%, 9/17/2024	325,000	346,478

Welltower, Inc.:
(REIT), 2.75%, 1/15/2031	40,000	42,123
(REIT), 3.1%, 1/15/2030	80,000	86,365
WRKCo., Inc., 3.0%, 6/15/2033	30,000	32,604
(Cost $31,912,037)		32,680,412
Total Bonds (Cost $62,219,851)		64,640,885
	Shares	Value ($)

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.05% (g) (Cost $411,508)	411,508	411,508

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $62,631,359)	97.9	65,052,393
Other Assets and Liabilities, Net	2.1	1,377,672
Net Assets	100.0	66,430,065
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2021 are as follows:
Value ($) at 10/31/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 1/31/2021	Value ($) at 1/31/2021
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (g) (h)
637,890	—	637,890 (i)	—	—	35	—	—	—
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.05% (g)
1,828,859	5,023,608	6,440,959	—	—	366	—	411,508	411,508
2,466,749	5,023,608	7,078,849	—	—	401	—	411,508	411,508
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued or delayed delivery securities included.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At January 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2021.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At January 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	3/31/2021	18	3,975,372	3,977,578	2,206
3 Year U.S. Treasury Note	USD	3/31/2021	20	4,655,781	4,660,625	4,844
Total unrealized appreciation						7,050
At January 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2021	33	4,549,017	4,522,031	26,986
Ultra 10 Year U.S. Treasury Note	USD	3/22/2021	2	312,557	307,656	4,901
Total unrealized appreciation						31,887
At January 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CAD	3,400,000	USD	2,675,480	4/26/2021	16,188	State Street Bank and Trust
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	8,700,000	USD	10,215,836	2/05/2021	(343,164)	Bank of America, N.A.
GBP	2,600,000	USD	3,381,342	2/08/2021	(181,170)	Bank of America, N.A.
Total unrealized depreciation					(524,334)
Currency Abbreviation(s)

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$64,640,885	$—	$64,640,885
Short-Term Investments	411,508	—	—	411,508
Derivatives (b)
Futures Contracts	38,937	—	—	38,937
Forward Foreign Currency Contracts	—	16,188	—	16,188
Total	$450,445	$64,657,073	$—	$65,107,518
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(524,334)	$—	$(524,334)
Total	$—	$(524,334)	$—	$(524,334)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized depreciation of the Fund's derivative instruments as of January 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Interest Rate Contracts	$ —	$ 38,937
Foreign Exchange Contracts	$ (508,146)	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closedend funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEGBF-PH1
R-080548-1 (1/23)